Share-Based Payment - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Equity-Based Compensation Expense [Line Items]
Cost of revenues			$ 35
Research and development expenses	163	(11)	3,010
Sales and marketing expenses	85	(32)	211
General and administrative expenses	2,941	2,113	3,859
Total share-based payment	$ 3,189	$ 2,070	$ 7,115